Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Millions										12 Months Ended
	Dec. 24, 2020	Dec. 23, 2020	Dec. 18, 2020	Dec. 17, 2020	May 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Nov. 20, 2018	Nov. 19, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Capital injection										¥ 4,221		¥ 72
Non-controlling interests							¥ 13,223			15,547	¥ 13,223	13,212
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of subsidiaries [line items]
Non-controlling interests							9,003			¥ 8,809	9,003
China Southern West Australian Flying College Proprietary Limited [member]
Disclosure of subsidiaries [line items]
Capital injection								¥ 63
Proportion of ownership interest held by the Company								84.30%	48.12%
Profit (loss) from the acquisition date to year end												(5)
Consolidated profit decrease if acquisition had occurred at beginning of year												60
Consolidated revenue increase if acquisition had occurred at beginning of year												¥ 0
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company										100.00%
Profit (loss) from the acquisition date to year end											1
Consolidated profit decrease if acquisition had occurred at beginning of year											21
Revenue from the acquisition date to year end											39
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company										100.00%
Consolidated profit decrease if acquisition had occurred at beginning of year										¥ 17
Consolidated revenue increase if acquisition had occurred at beginning of year										¥ 499
SAGA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company			57.88%	100.00%
Southern Airlines Freight and Logistics Guangzhou Co Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company	55.00%	100.00%								55.00%
Non-controlling interests							¥ 0			¥ 2,892	¥ 0
Guangzhou Baiyun International Logistic Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company					90.00%	29.00%	61.00%